As filed with the Securities and Exchange Commission on September 28, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21210

Alpine Income Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
3rd Floor
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Samuel A. Lieber
Alpine Woods Capital Investors, LLC
2500 Westchester Avenue, Suite 215
Purchase, NY 10577

(Name and address of agent for service)

1-888-785-5578
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2007

Date of reporting period:  July 31, 2007

Item 1. Schedule of Investments.

Schedule of Investments
July 31, 2007
Alpine Municipal Money Market Fund

	Principal
	Amount		Value
	Municipal Bonds - 98.3%
	Alabama - 1.2%
	1,325,000	Forsyth Housing Authority Multi-Family Revenue, Union Hill Apartments LP
		(LOC: Columbus Bank & Trust)
		3.900%, 08/07/2007 (a) (b)	$1,325,000
	4,115,000	Mobile Industrial Development Board Industrial Revenue, Newark Group Industries Inc.
		(LOC: Wachovia Bank N.A.)
		3.810%, 08/07/2007 (a) (b)	4,115,000
	5,300,000	Mobile Industrial Development Board Revenue
		(LOC: Regions Bank)
		3.750%, 08/01/2007 (a) (b)	5,300,000
	1,000,000	Mobile Industrial Development Revenue, Hosea O Weaver & Sons
		(LOC: Regions Bank)
		3.830%, 08/07/2007 (a) (b)	1,000,000
	195,000	Montgomery Industrial Development Revenue, Dev-Kinpak, Inc.
		(LOC: Regions Bank)
		3.880%, 08/07/2007 (a) (b)	195,000
	1,120,000	Montgomery Industrial Development Revenue, Norment Industries, Inc.
		(LOC: LaSalle Bank N.A.)
		3.830%, 08/07/2007	1,120,000
			13,055,000
	Alaska - 0.4%
	770,000	Industrial Development & Export Authority - Lot 12
		(LOC: Bank of America N.A.)
		4.120%, 08/07/2007 (a) (b)	770,000
	3,600,000	North Slope Boro Exempt Variable Facility Industrial Revenue Bonds - BP Exploration Project
		3.740%, 08/01/2007 (a) (b)	3,600,000
			4,370,000
	Arizona - 0.2%
	1,000,000	Coconino County Industrial Development Authority Revenue, Scuff Steel
		(LOC: Wells Fargo Bank NA)
		3.710%, 08/07/2007 (a) (b)	1,000,000
	445,000	Maricopa County Industrial Development Authority Multifamily Revenue, San Fernando Apartments LP - Series A
		(CS: Fannie Mae)
		3.870%, 08/07/2007 (a) (b)	445,000
	1,250,000	Pinal County Industrial Authority, Rio Bravo Dairy Farm LLC
		(CS: Farm Credit Services)
		3.780%, 08/07/2007 (a) (b)	1,250,000
			2,695,000
	California - 6.4%
	5,700,000	Pollution Control Authority Resource Recovery Revenue, Burney Forest Project - Series A
		(LOC: Union Bank of California)
		3.710%, 08/01/2007 (a) (b)	5,700,000
	7,700,000	Pollution Control Authority Revenue, Pacific Gas & Electric - Series B
		(LOC: JP Morgan Chase Bank)
		3.730%, 08/01/2007 (a) (b)	7,700,000
	8,630,000	Statewide Community Multifamily Housing Revenue, Rocs-RR-II-R-772CE
		(CS: Citigroup)
		3.710%, 08/07/2007 (a) (b)	8,630,000
	10,010,000	Statewide Community Multifamily Housing Revenue, Rocs-RR-II-828CE
		(CS: Citigroup)
		3.710%, 08/07/2007 (a) (b)	10,010,000
	17,145,000	Statewide Community Multifamily Housing Revenue, Rocs-RR-II-R-836CE
		(CS: Citigroup)
		3.710%, 08/07/2007 (a) (b)	17,145,000
	20,000,000	Deutsche Bank Spears/lifers Trust, Spears-DBE-AG-116
		(CS: Deutsche Bank)
		3.870%, 08/07/2007 (a) (b)	20,000,000
	4,700,000	Riverside County Industrial Development Authority Revenue, TRM Manufacturing, Inc.
		(LOC: California Bank & Trust)
		3.830%, 08/07/2007 (a) (b)	4,700,000
			73,885,000
	Colorado - 3.3%
	3,000,000	Bachelor Gulch Metropolitan District
		(LOC: Compass Bank)
		3.700%, 12/01/2007 (c)	3,000,000
	1,800,000	Broomfield Village Metropolitan District 2, Special Obligation Revenue
		(LOC: Compass Bank)
		3.860%, 08/07/2007 (a) (b)	1,800,000
	2,300,000	Housing & Finance Authority Economic Development Revenue, Closet Factory Project - Series A
		(LOC: Colorado Business Bank)
		3.820%, 08/07/2007 (a) (b)	2,300,000
	1,000,000	Housing & Finance Authority Economic Development Revenue, Casarosa & Denver Gasket
		(LOC: Keybank NA)
		3.870%, 08/07/2007 (a) (b)	1,000,000
	1,305,000	Housing & Finance Authority Economic Development Revenue, Certex Company Project
		(LOC: Wells Fargo Bank NA)
		3.810%, 08/07/2007	1,305,000
	6,500,000	Housing & Finance Authority Economic Development Revenue, Holden Properties Project
		(LOC: Associated Bank NA)
		3.870%, 08/07/2007 (a) (b)	6,500,000
	2,450,000	State Agriculture Development Authority, Larry & Margaret Dehaan Project
		3.780%, 08/07/2007	2,450,000
	2,000,000	Denver City & County Economic Development Revenue, Western Stock Show Project
		(LOC: U.S. Bank NA)
		3.900%, 08/07/2007 (a) (b)	2,000,000
	1,500,000	Housing & Finance Authority Economic Development Revenue, Tanco Engineering Project
		(LOC: Wells Fargo Bank NA)
		3.810%, 08/07/2007 (a) (b)	1,500,000
	2,600,000	Housing & Finance Authority Economic Development Revenue, Cytoskeleton Inc.
		(LOC: Compass Bank)
		3.820%, 08/07/2007 (a) (b)	2,600,000
	1,850,000	Housing & Finance Authority Economic Development Revenue, Stoneage Inc. - Series A
		(LOC: California Bank & Trust)
		3.870%, 08/07/2007 (a) (b)	1,850,000
	1,475,000	Housing & Finance Authority Economic Development Revenue, Top Shop - Series A
		(LOC: JP Morgan Chase Bank)
		3.820%, 08/07/2007 (a) (b)	1,475,000
	1,575,000	Housing & Finance Authority Economic Development Revenue, Warneke Paper Box Co.
		(LOC: Wells Fargo Bank NA)
		3.710%, 08/07/2007 (a) (b)	1,575,000
	2,300,000	Housing & Finance Authority Economic Development Revenue, XYBIX Systems Inc.
		(LOC: JP Morgan Chase Bank)
		3.820%, 08/07/2007 (a) (b)	2,300,000
	2,012,000	Jefferson County Industrial Development Revenue, EPI-Center LLC
		(LOC: JP Morgan Chase Bank)
		3.820%, 08/07/2007 (a) (b)	2,012,000
	1,350,000	Montrose County Economic Development Revenue, Gordon Project - Series A
		(LOC: Wells Fargo Bank NA)
		3.710%, 08/07/2007 (a) (b)	1,350,000
	1,900,000	State Agriculture Development Authority, Rocky Mountain Milling, LLC
		(LOC: COBank ACB)
		3.780%, 08/07/2007 (a) (b)	1,900,000
	1,000,000	Triview Colorado Metropolitan District
		(LOC: Compass Bank)
		3.750%, 11/01/2007 (c)	1,000,000
			37,917,000
	Delaware - 0.8%
	8,475,000	Lehman Municipal Trust Receipts, Floater Trust - Series P54W
		(CS: Lehman Liquidity Co.)
		3.750%, 08/07/2007 (a) (b)	8,475,000
			8,475,000
	Florida - 0.3%
	1,950,000	Brevard County Industrial Development Revenue, Designers Choic Cabinetry
		(LOC: Amsouth Bank)
		3.760%, 08/07/2007 (a) (b)	1,950,000
	1,300,000	St Johns County Industrial Development Authority Health Facilities Revenue, Coastal Health Care Investor
		(LOC: Suntrust Bank NA)
		3.750%, 08/07/2007 (a) (b)	1,300,000
			3,250,000
	Georgia - 2.1%
	17,705,000	De Kalb County Housing Authority Multifamily, P-Floats PT-3866
		(CS: Merrill Lynch Capital Services)
		3.740%, 08/07/2007 (a) (b)	17,705,000
	1,310,000	De Kalb County Housing Authority Revenue, Stone Mill Run Apartments
		(LOC: First Tennessee Bank)
		3.760%, 08/07/2007 (a) (b)	1,310,000
	1,410,000	Douglas County Development Authority Revenue, Denyse Signs Inc.
		(LOC: Bank of North Georgia)
		3.860%, 08/07/2007 (a) (b)	1,410,000
	1,520,000	Lowndes County Georgia Development Authority Revenue
		(LOC: First State Bank & Trust )
		3.810%, 08/07/2007 (a) (b)	1,520,000
	2,300,000	Walton County Industrial Building Authority Revenue, Leggett & Platt, Inc.
		(LOC: Wachovia Bank N.A.)
		3.830%, 08/07/2007 (a) (b)	2,300,000
			24,245,000
	Idaho - 3.0%
	600,000	Bonner County Industrial Development Corp.
		(LOC: U.S. Bank NA)
		3.770%, 08/07/2007 (a) (b)	600,000
	2,000,000	Cassia County Industrial Development, Oak Valley Heifers LLC
		3.780%, 08/07/2007 (a) (b)	2,000,000
	1,000,000	Hailey Industrial Development Corporation Revenue, Rocky Mountain Hardware
		(LOC: Wells Fargo Bank NA)
		3.810%, 08/07/2007 (a) (b)	1,000,000
	30,000,000	Housing & Finance Association Single Family Housing - Series F-1
		(CS: Lloyds TSB Bank)
		3.680%, 08/07/2007 (a) (b)	30,000,000
			33,600,000
	Illinois - 5.6%
	830,000	Carol Stream Industrial Development Revenue, MI Enterprises
		(LOC: JP Morgan Chase Bank)
		3.860%, 08/07/2007 (a) (b)	830,000
	405,000	Chicago Heights Industrial Development Revenue, Morgan Marshall Industries Project - A
		(LOC: Fifth Third Bank)
		3.770%, 08/07/2007 (a) (b)	405,000
	5,600,000	Chicago Multifamily Housing Revenue, Renaissance Place Apartments
		(LOC: Harris Bank NA)
		3.700%, 08/07/2007	5,600,000
	14,385,000	Chicago O' Hare International Airport Revenue Floaters - Series 1438
		(CS: Morgan Stanley)
		3.760%, 08/07/2007 (a) (b)	14,385,000
	965,000	Clinton Industrial Development Revenue, McElroy Metal Mill, Inc.
		(LOC: Amsouth Bank)
		3.790%, 08/07/2007 (a) (b)	965,000
	3,080,000	Development Authority Industrial Development Revenue, Mattingly Lumber Project - Series A
		(LOC: First Bank)
		3.810%, 08/07/2007 (a) (b)	3,080,000
	755,000	Development Finance Authority Industrial Development Revenue, Church Road Partnership
		(LOC: Bank One NA)
		3.950%, 08/07/2007 (a) (b)	755,000
	440,000	Development Finance Authority Industrial Development Revenue, Fine Points LLC
		(LOC: Bank One NA)
		3.950%, 08/07/2007 (a) (b)	440,000
	550,000	Development Finance Authority Industrial Development Revenue, Florence Corp.
		(LOC: Bank One NA)
		3.950%, 08/07/2007 (a) (b)	550,000
	1,240,000	Development Finance Authority Industrial Development Revenue, Haskris Co.
		(LOC: Bank One NA)
		3.950%, 08/07/2007 (a) (b)	1,240,000
	2,625,000	Development Finance Authority Industrial Development Revenue, Maclean-Fogg Co.
		(LOC: Bank of America N.A.)
		3.950%, 08/07/2007 (a) (b)	2,625,000
	500,000	Development Finance Authority Industrial Development Revenue, Nu-Way Industries Inc.
		(LOC: LaSalle Bank N.A.)
		3.770%, 08/07/2007 (a) (b)	500,000
	800,000	Development Finance Authority Multi-family Revenue, Butterfield Creek
		(LOC: LaSalle Bank N.A.)
		3.860%, 08/07/2007 (a) (b)	800,000
	1,700,000	Elgin Industrial Development Revenue, Bailey Development L.L.C. Project-A
		(LOC: LaSalle Bank N.A.)
		3.740%, 08/07/2007 (a) (b)	1,700,000
	1,625,000	Finance Authority Industrial Development Revenue, E Kinast - Series A
		(LOC: JP Morgan Chase Bank)
		3.950%, 08/07/2007 (a) (b)	1,625,000
	750,000	Finance Authority Industrial Revenue, Metform Corporation
		(LOC: Bank of America N.A.)
		3.950%, 08/07/2007 (a) (b)	750,000
	1,100,000	Harvard Health Care Facility Revenue, Harvard Memorial Hospital, Inc.
		(LOC: M&I Bank)
		3.870%, 08/07/2007 (a) (b)	1,100,000
	2,700,000	Development Financial Authority Industrial Development Revenue, Flying Food Fare Inc. Project
		(LOC: Harris Trust & Savings Bank)
		3.700%, 08/07/2007 (a) (b)	2,700,000
	2,725,000	Development Financial Authority Revenue, Christian Heritage Academy
		(LOC: Glenview State Bank)
		3.800%, 08/01/2007 (a) (b)	2,725,000
	6,340,000	Lakemoor Multifamily Revenue, Jupiter Realty Corp.
		(CS: Bayerische Landesbank)
		3.840%, 08/07/2007 (a) (b)	6,340,000
	2,000,000	Lockport Industrial Development Revenue, Panduit Corp. Project
		(LOC: Fifth Third Bank)
		3.770%, 08/07/2007 (a) (b)	2,000,000
	3,860,000	Mc Henry County Debt Certificates - Series B
		4.000%, 01/15/2008	3,863,393
	2,700,000	Morgan Keegan Municipal Products Inc.
		(CS: BNP Paribas)
		3.710%, 08/07/2007 (a) (b)	2,700,000
	4,000,000	Phoenix Realty Special Account -U LP Multifamily Revenue, Brightons Mark
		(LOC: Northern Trust)
		3.820%, 08/07/2007 (a) (b)	4,000,000
	1,800,000	Richton Park Industrial Development Revenue
		(LOC: National City Bank)
		3.790%, 08/07/2007 (a) (b)	1,800,000
			63,478,393
	Indiana - 2.4%
	700,000	Development Finance Authority
		(LOC: Regions Bank)
		3.810%, 08/07/2007 (a) (b)	700,000
	6,500,000	Hartford City Industrial Limited Obligation Revenue, Petoskey Plastics Inc.
		(LOC: Commercial Bank)
		3.790%, 08/07/2007 (a) (b)	6,500,000
	500,000	Health Facility Financing Authority Revenue Bonds
		(LOC: JP Morgan Chase Bank)
		3.900%, 08/07/2007 (a) (b)	500,000
	3,385,000	Hobart Industrial Economic Development Revenue, Albanese Confectionery - Series A
		(LOC: Harris NA)
		3.700%, 08/07/2007 (a) (b)	3,385,000
	3,600,000	Development Financial Authority Economic Revenue, Jr Achievement
		(LOC: Old National Bank)
		3.680%, 08/07/2007 (a) (b)	3,600,000
	7,980,000	State Financial Authority Industrial Revenue, IB & B, LLC Project - Series A
		(LOC: Harris NA)
		3.700%, 08/07/2007 (a) (b)	7,980,000
	1,985,000	Knox Industrial Economic Development Revenue, J.W. Hicks Inc Project - Series A
		(LOC: Harris Trust & Savings Bank)
		3.700%, 08/07/2007 (a) (b)	1,985,000
	810,000	Lawrence Industrial Economic Development Revenue, Southwark Metal Manufacturing Co.
		(LOC: Citizens Bank)
		3.900%, 08/07/2007 (a) (b)	810,000
	1,500,000	Whitley County Industrial Economic Development Revenue, Micopulse Inc.
		(LOC: Wells Fargo Bank NA)
		3.710%, 08/07/2007 (a) (b)	1,500,000
			26,960,000
	Iowa - 1.3%
	1,135,000	Finance Authority Development Revenue
		(LOC: Wells Fargo Bank NA)
		3.710%, 08/07/2007 (a) (b)	1,135,000
	3,250,000	Finance Authority Solid Waste Disposal Revenue, Ronnie & Randy Hunt
		(LOC: Farm Credit Services)
		3.780%, 08/07/2007 (a) (b)	3,250,000
	2,000,000	Finance Authority Industrial Development Revenue, Embria Health Sciences Project
		(LOC: Wells Fargo Bank NA)
		3.710%, 08/07/2007 (a) (b)	2,000,000
	6,000,000	Finance Authority Solid Waste Disposal, Roorda Dairy, LLC Project
		(LOC: Wells Fargo Bank NA)
		3.730%, 08/07/2007 (a) (b)	6,000,000
	1,850,000	Le Mars Iowa Industrial Development Revenue
		(LOC: Farm Credit Services)
		3.780%, 08/07/2007 (a) (b)	1,850,000
			14,235,000
	Kansas - 0.1%
	1,110,000	State Development Finance Authority, Four Seasons Apartments Project
		(LOC: U.S. Bank N.A.)
		3.830%, 08/07/2007 (a) (b)	1,110,000
			1,110,000
	Kentucky - 0.2%
	300,000	Bardstown Industrial Revenue
		(LOC: Bank of Michigan)
		3.950%, 08/07/2007 (a) (b)	300,000
	1,645,000	Covington Industrial Building Revenue, Atkins & Pearce Inc. Project
		(LOC: Fifth Third Bank)
		3.740%, 08/07/2007 (a) (b)	1,645,000
	340,000	Hancock County Industrial Development Revenue, Precision Roll Grinders
		(LOC: Chase Manhattan Bank)
		3.950%, 08/07/2007 (a) (b)	340,000
			2,285,000
	Louisiana - 3.2%
	2,000,000	Ascension Parish Waste Disposal, Alliedsignal, Inc.
		3.960%, 08/07/2007 (a) (b)	2,000,000
	9,565,000	Morgan Keegan Municipal Products Inc., Trust Receipts - Series B
		(CS: Lloyds TSB Bank, PLC)
		3.710%, 08/07/2007 (a) (b)	9,565,000
	24,400,000	Plaquemines Parish Environment Revenue, BP Exploration & Oil
		3.740%, 08/01/2007 (a) (b)	24,400,000
			35,965,000
	Michigan - 2.0%
	13,000,000	State Housing Development Authority, Series B
		(SPA: Depfa Bank, PLC)
		3.710%, 08/07/2007 (a) (b)	13,000,000
	3,500,000	State Strategic Fund LTD Obligations, Gentz Aerospace Production, LLC
		(LOC: Comerica Bank)
		3.790%, 08/07/2007 (a) (b)	3,500,000
	1,485,000	State Strategic Fund LTD Obligations, Ilmor Engineering Inc.
		(LOC: Fifth Third Bank)
		3.740%, 08/07/2007 (a) (b)	1,485,000
	1,000,000	Strategic Fund Limited Obligation Revenue Series A, Waterland Battle Creek Properties LLC
		(LOC: Fifth Third Bank)
		4.060%, 08/07/2007 (a) (b)	1,000,000
	1,735,000	Strategic Fund Limited Obligation Revenue, Kaja Enterprises, LLC
		(LOC: National City Bank Midwest)
		3.790%, 08/07/2007 (a) (b)	1,735,000
	900,000	Strategic Fund Limited Obligation Revenue, Quality Assured Plastics
		(LOC: State bank of Caledonia)
		4.100%, 08/07/2007 (a) (b)	900,000
	600,000	Strategic Fund Limited Obligation Revenue, Richwood Industries Inc.
		(LOC: Bank One Michigan)
		3.950%, 08/07/2007 (a) (b)	600,000
			22,220,000
	Minnesota - 7.0%
	1,700,000	Blooming Prairie Industrial Development Revenue, Metal Services
		(LOC: U.S. Bank N.A.)
		3.860%, 08/07/2007 (a) (b)	1,700,000
	3,470,000	Board Securitization Trust S - 1
		(LOC: LaSalle Bank N.A.)
		3.810%, 08/07/2007 (a) (b)	3,470,000
	3,495,000	Board Securitization Trust S - 2
		(LOC: LaSalle Bank N.A.)
		3.810%, 08/07/2007 (a) (b)	3,495,000
	235,000	Dakota County Community Development Agency Multi-Family Housing Revenue, Brentwood Hills Apartments Project-B
		(LOC: LaSalle Bank N.A.)
		3.860%, 08/07/2007 (a) (b)	235,000
	17,600,000	East Grand Forks Solid Waste Disposal Revenue, American Crystal Sugar Co Project
		(LOC: COBank ACB)
		3.780%, 08/07/2007 (a) (b)	17,600,000
	5,750,000	East Grand Forks Solid Waste Disposal Revenue, American Crystal Sugar Co.
		(LOC: COBank ACB)
		3.780%, 08/07/2007 (a) (b)	5,750,000
	8,245,000	JB Bond Securitization Trust - Class A
		(LOC: LaSalle Bank N.A.)
		3.810%, 08/07/2007 (a) (b)	8,245,000
	1,240,000	Jenkins Industrial Development Revenue, Pequot Tool & Manufacturing Inc. Project
		(LOC: Wells Fargo Bank NA)
		3.810%, 08/07/2007 (a) (b)	1,240,000
	2,780,000	Minneapolis Multifamily Housing, Second St., Series - A
		(LOC: LaSalle Bank N.A.)
		3.750%, 08/07/2007 (a) (b)	2,780,000
	10,380,000	State Floaters - Series 1440 - Pool Trust National
		(CS: MBIA)
		3.860%, 08/07/2007 (a) (b)	10,380,000
	3,510,000	Northfield Multifamily Housing Revenue, Summerfield Investments
		(LOC: LaSalle Bank N.A.)
		3.750%, 08/07/2007 (a) (b)	3,510,000
	950,000	Owatonna Housing Revenue, Second Century
		(LOC: American Bank of St. Paul)
		3.810%, 08/07/2007 (a) (b)	950,000
	3,605,000	Ramsey Industrial Development Revenue, Kilkenny LLC - Series A
		(LOC: U.S. Bank N.A.)
		3.910%, 08/07/2007 (a) (b)	3,605,000
	7,750,000	St Paul Housing & Redevelopment Authority Multifamily Revenue, Brigecreek Senior Place - Series A
		(LOC: LaSalle Bank N.A.)
		3.750%, 08/07/2007 (a) (b)	7,750,000
	2,920,000	St Paul Housing & Redevelopment Authority Heating Revenue, Series - E
		(LOC: Dexia Credit Local FRNC)
		3.750%, 08/07/2007 (a) (b)	2,920,000
	3,800,000	Stevens County Minnesota Solid Waste Revenue
		(LOC: AGCountry Farm Credit)
		3.730%, 08/07/2007 (a) (b)	3,800,000
	1,745,000	Waite Park Minnesota Industrial Development Revenue
		(LOC: Bremer Bank N.A.)
		3.790%, 08/07/2007 (a) (b)	1,745,000
			79,175,000
	Mississippi - 1.5%
	9,400,000	Business Finance Corp., Mississippi Power Co.
		3.740%, 08/01/2007 (a) (b)	9,400,000
	1,355,000	Mississippi Business Financial Corp Industrial Development Revenue Bond
		(LOC: Amsouth Bank)
		3.780%, 08/07/2007 (a) (b)	1,355,000
	6,750,000	Prentiss County Industrial Development Revenue, Heidelberg Eastern
		(LOC: Unibank for Savings)
		4.100%, 08/30/2007 (a)	6,750,000
			17,505,000
	Missouri - 2.7%
	3,100,000	Cabool Industrial Development Authority, Ameriduct Worldwide, Inc.
		(LOC: Harris Trust & Savings Bank)
		3.810%, 08/07/2007 (a) (b)	3,100,000
	8,100,000	Lehman Municipal Trust Receipts, Trust Series - K82
		(CS: Lehman Liquidity Co.)
		3.720%, 08/07/2007 (a) (b)	8,100,000
	3,230,000	Industrial Development Authority Industrial Revenue, Clemco Industries
		(LOC: Commercial Bank)
		3.890%, 08/07/2007 (a) (b)	3,230,000
	880,000	Riverside Industrial Development Authority Revenue Bonds
		(CS: ACA)
		4.500%, 05/01/2008 (b)	883,994
	3,660,000	Springfield Industrial Development Authority Revenue, DMP Properties LLC
		(LOC: U.S. Bank N.A.)
		3.860%, 08/07/2007 (a) (b)	3,660,000
	1,060,000	St Charles County Industrial Development Authority Revenue, National Cart - Series A
		(LOC: U.S. Bank N.A.)
		3.780%, 08/07/2007 (a) (b)	1,060,000
	8,500,000	St Louis Industrial Development Authority Multifamily Housing Revenue, P - Floats PT 3768
		(SPA: Merrill Lynch Capital Services)
		3.740%, 08/07/2007 (a) (b)	8,500,000
	2,000,000	St. Joseph Industrial Development Authority Industrial Development Revenue, Albaugh Inc. - Series A
		(LOC: U.S. Bank N.A.)
		3.960%, 08/07/2007 (a) (b)	2,000,000
			30,533,994
	Multistate - 26.1%
	11,220,000	Class B Revenue Bond Certificates - Series Trust 2004-1
		(CS: AIG Retirement Services)
		3.830%, 08/07/2007 (a) (b)	11,220,000
	9,745,000	Class B Revenue Bond Certificates - Series Trust-1
		(CS: AIG)
		3.830%, 08/07/2007 (a) (b)	9,745,000
	11,835,000	JP Morgan Chase & Co I-Putters, Series - 1684P
		3.830%, 08/07/2007 (a) (b)	11,835,000
	24,650,000	JP Morgan Chase & Co I-Putters, Series - 1751P
		(CS: MBIA)
		3.860%, 08/07/2007 (a) (b)	24,650,000
	37,645,000	JP Morgan Chase & Co Putters - Series 1632P
		(CS: JP Morgan Chase Bank)
		3.830%, 08/07/2007 (a) (b)	37,645,000
	6,165,000	JP Morgan Chase & Co Putters - Series 1633P
		(CS: JP Morgan Chase Bank)
		3.830%, 08/07/2007 (a) (b)	6,165,000
	4,550,000	Morgan Stanley & Co Inc, Floaters Series - 1708P
		(CS: MBIA)
		3.760%, 08/07/2007 (a) (b)	4,550,000
	9,960,000	Morgan Stanley & Co Inc, Floaters Series - 1486P
		(CS: MBIA)
		3.760%, 08/07/2007	9,960,000
	1,978,000	Morgan Stanley & Co Inc, Floaters Series - 1481P
		(CS: MBIA)
		3.760%, 08/07/2007	1,978,000
	10,077,500	Morgan Stanley & Co Inc Trust Variable Floaters - Series 1469
		(CS: Morgan Stanley Municipal)
		3.760%, 08/07/2007 (a) (b)	10,077,500
	7,625,000	Morgan Stanley & Co Inc Trust Variable Floaters - Series 1476
		(CS: FSA MBIA AMBAC)
		3.810%, 08/07/2007 (a) (b)	7,625,000
	4,940,000	Puttable Floating Option Tax-exempt Receipts P-Floats
		(CS: Merrill Lynch Capital Services)
		3.810%, 08/07/2007 (a) (b)	4,940,000
	8,985,000	Puttable Floating Option Tax-Exempt Receipts P-Floats 003
		(CS: Merrill Lynch Capital Services)
		3.810%, 08/07/2007 (a) (b)	8,985,000
	14,425,000	Puttable Floating Option Tax-Exempt Receipts, P-Floats
		(CS: Merrill Lynch Capital Services)
		3.810%, 08/07/2007 (a) (b)	14,425,000
	32,645,000	Puttable Floating Option Tax-Exempt Receipts, P-Floats
		(CS: Merrill Lynch Capital Services)
		3.910%, 08/07/2007 (a) (b)	32,645,000
	42,000,000	Puttable Floating Option Tax-Exempt Receipts, P-floats-pol-009
		(CS: Merrill Lynch Capital Services)
		3.910%, 08/07/2007 (a) (b)	42,000,000
	11,995,000	Puttable Floating Option Tax-Exempt Receipts, P-Floats-PT-4234
		(CS: Merrill Lynch Capital Services)
		3.740%, 08/07/2007 (a) (b)	11,995,000
	10,685,000	Puttable Floating Option Tax-Exempt Receipts, Regular Floats Mode A PPT-38
		(LOC: Lloyds TSB Bank)
		3.910%, 08/07/2007 (a) (b)	10,685,000
	3,100,000	Revenue Bond Certificate Series Trust 2004-13, Centennial
		3.830%, 08/07/2007 (a) (b)	3,100,000
	5,000,000	Revenue Bond Certificate Series Trust 2005-1
		(CS: AIG)
		3.830%, 08/07/2007 (a) (b)	5,000,000
	5,000,000	Revenue Bond Certificate Series Trust 2006-2, Meridian Apartments
		(CS: AIG)
		3.830%, 08/07/2007 (a) (b)	5,000,000
	2,000,000	Revenue Bond Certificate Series Trust 2006-4, Wildwood Branch
		(CS: AIG)
		3.830%, 08/07/2007 (a) (b)	2,000,000
	1,800,000	Revenue Bond Certificate Series Trust Revenue Bond
		(CS: AIG Retirement Services)
		3.830%, 08/07/2007 (a) (b)	1,800,000
	6,915,000	Revenue Bond Certificate Series Trust 2007-5, Bent Tree Town
		3.830%, 08/07/2007	6,915,000
	4,325,000	Revenue Bond Certificate Series Trust 2007-1, North Oak
		3.830%, 08/07/2007	4,325,000
	6,500,000	Sunamerica Trust Class A Certificates, Series - 2
		(CS: Freddie Mac)
		3.760%, 08/07/2007 (a) (b)	6,500,000
			295,765,500
	Nebraska - 2.3%
	590,000	Douglas County Industrial Development Revenue, James Skinner Co.
		(LOC: U.S. Bank N.A.)
		3.860%, 08/07/2007 (a) (b)	590,000
	25,000,000	Investment Financial Authority Single Family Housing Revenue, Series - F
		(CS: Ginnie Mae)
		3.680%, 08/07/2007 (a) (b)	25,000,000
			25,590,000
	Nevada - 0.1%
	1,500,000	Winnemucca Economic Development Revenue, Carry on Trailor Inc.
		(LOC: Regions Bank)
		3.780%, 08/07/2007 (a) (b)	1,500,000
			1,500,000
	New Jersey - 0.1%
	1,265,000	Economic Development Authority
		(LOC: Sun Bank NA)
		3.710%, 08/07/2007 (a) (b)	1,265,000
			1,265,000
	New Mexico - 1.0%
	1,275,000	Albuquerque Industrial Development Revenue, Karsten Co.
		(LOC: U.S. Bank N.A.)
		3.860%, 08/07/2007 (a) (b)	1,275,000
	1,050,000	Las Cruces Industrial Development Revenue, Parkview Metal Products
		(LOC: American National Bank & Trust)
		3.950%, 08/07/2007 (a) (b)	1,050,000
	9,065,000	Educational Assistance Foundation, Merlots - Series A26
		(CS: GTD STD LNS)
		3.730%, 08/07/2007 (a) (b)	9,065,000
			11,390,000
	New York - 1.2%
	535,000	Erie County Industrial Development Agency Revenue, MMars 3rd Pg - B&G Properties - Class B
		(LOC: HSBC)
		3.950%, 08/07/2007 (a) (b)	535,000
	2,015,000	Municipal Securities Trust Certificates, Series - 5020 BBT Trust Class A
		(CS: Branch Banking & Trust)
		3.710%, 08/07/2007 (a) (b) (d)	2,015,000
	630,000	New York City Industrial Development Agency Civic Revenue, Peninsula Hospital Center
		(LOC: JP Morgan Chase Bank)
		3.900%, 08/07/2007 (a) (b)	630,000
	371,100	New York City Industrial Development Revenue, Abigail Press Inc.
		(LOC: JP Morgan Chase Bank)
		3.900%, 08/07/2007 (a) (b)	371,100
	1,500,000	Riverhead Industrial Development Authority, Altaire Pharmaceuticals Project
		(LOC: Mellon Bank)
		3.850%, 08/07/2007 (a) (b)	1,500,000
	7,950,000	State Housing Finance Agency Revenue
		(CS: FHS Insurance)
		3.810%, 08/07/2007 (a) (b)	7,950,000
			13,001,100
	Ohio - 2.2%
	640,000	Cuyahoga County Industrial Development Revenue, Edge Seal Technologies
		(LOC: Firstmerit Bank)
		3.860%, 08/07/2007 (a) (b)	640,000
	6,000,000	Dayton-Montgomery County Port Authority Airport Facility Revenue
		(CS: Deutsche Post AG)
		3.790%, 08/07/2007 (a) (b)	6,000,000
	2,890,000	Housing Finance Agency - Single Family
		(CS: Bayerische Landesbank)
		3.700%, 08/07/2007 (a) (b)	2,890,000
	1,890,000	Portage County Health Care Facilities Revenue, Hattie Larlham Center
		(LOC: National City Bank)
		3.900%, 08/07/2007 (a) (b)	1,890,000
	1,310,000	Portage County Industrial Development Revenue, Allen Aircraft Products
		(LOC: National City Bank)
		3.790%, 08/07/2007 (a) (b)	1,310,000
	2,210,000	Portage County Industrial Development Revenue, NCSP LP
		(LOC: Huntington National Bank)
		3.950%, 08/07/2007 (a) (b)	2,210,000
	2,100,000	Richland County Industrial Development Revenue, Mansfield Motel Partnership
		(LOC: Huntington National Bank)
		3.950%, 08/07/2007 (a) (b)	2,100,000
	5,400,000	Summit County Port Authority, American Original Building
		(LOC: First Merit Bank)
		3.890%, 08/07/2007 (a) (b)	5,400,000
	2,520,000	Wood County Industrial Development Revenue Bonds
		(LOC: First Merit Bank)
		3.890%, 08/07/2007 (a) (b)	2,520,000
			24,960,000
	Oklahoma - 0.3%
	3,595,000	Oklahoma County Finance Authority Multi-Family Housing Revenue, Santa Fe Pointe Apartments - Series A
		(CS: Societe Generale)
		3.750%, 12/01/2007 (c)	3,595,000
			3,595,000
	Oregon - 0.1%
	800,000	State Economic Development Revenue
		(LOC: Bank One N.A.)
		3.950%, 08/07/2007 (a) (b)	800,000
			800,000
	Pennsylvania - 0.1%
	1,000,000	Erie County Industrial Development Authority Revenue, Snap-Tite Inc.
		(LOC: National City Bank)
		3.790%, 08/07/2007 (a) (b)	1,000,000
			1,000,000
	Rhode Island - 0.1%
	1,300,000	Industrial Facilities Corporation Development Revenue, Greystone of Lincoln Project
		(LOC: Citizens Bank NA)
		3.900%, 08/07/2007 (a) (b)	1,300,000
			1,300,000
	South Carolina - 1.0%
	9,095,000	Hampton County Industrial Development Revenue, Carolina Soya LLC
		(LOC: AGSOUTH Farm Credit ACA)
		3.780%, 08/07/2007 (a) (b)	9,095,000
	2,400,000	Jobs Economic Development Revenue, Dorris Properties, LLC Project
		(LOC: Wells Fargo Bank)
		3.710%, 08/07/2007 (a) (b)	2,400,000
			11,495,000
	South Dakota - 0.4%
	1,300,000	Brookings Industrial Development Revenue, Lormar Development Co.
		(LOC: U.S. Bank N.A.)
		3.910%, 08/07/2007 (a) (b)	1,300,000
	2,790,000	Economic Development Finance Authority
		(LOC: Wells Fargo)
		3.710%, 08/07/2007 (a) (b)	2,790,000
	690,000	Economic Development Finance Authority Economic Revenue, Vicom Ltd.
		(LOC: Associated Bank N.A.)
		3.890%, 08/07/2007 (a) (b)	690,000
			4,780,000
	Tennessee - 1.3%
	5,000,000	Dickson Health Education & Housing Facility Board
		(LOC: Trustmark National Bank)
		4.010%, 08/07/2007 (a) (b)	5,000,000
	600,000	Hamilton County Industrial Development Revenue, Hamilton Plastics, Inc.
		(LOC: First American National Bank)
		3.760%, 08/07/2007 (a) (b)	600,000
	1,800,000	Huntingdon Industrial Development Board Revenue, Associates Rubber Co.
		(LOC: Suntrust Bank)
		3.980%, 08/07/2007 (a) (b)	1,800,000
	1,015,000	Jackson Health Educational & Housing Facility Board Revenue
		(LOC: First Tennessee Bank)
		4.000%, 12/01/2007 (a)	1,015,000
	2,490,000	Metropolitan Government Nashville & Davidson County Industrial Development Board Revenue, Donelson Christian Academy
		(LOC: Amsouth Bank)
		3.760%, 08/07/2007 (a) (b)	2,490,000
	400,000	Rutherford County Industrial Development Board
		(LOC: Societe Generale)
		3.900%, 08/07/2007 (a) (b)	400,000
	3,000,000	Wilson County Industrial Development Board, Perma-Pipe Inc. Project
		(LOC: Bank of America NA)
		3.700%, 08/07/2007 (a) (b)	3,000,000
			14,305,000
	Texas - 11.9%
	4,640,000	Archer City Growth & Development, Pork Products II
		(LOC: Bank of Oklahoma N.A.)
		3.780%, 08/07/2007 (a) (b)	4,640,000
	4,500,000	Brazos River Harbor Navigation District - BASF Corp. Project
		3.850%, 08/07/2007 (a) (b)	4,500,000
	2,600,000	Dallam County Industrial Development Corporation, Rick & Janice Van Ryan Project
		3.750%, 08/07/2007	2,600,000
	3,000,000	Dallam County Industrial Development Corporation Industrial Development Revenue, Dalhart Jersey Ranch
		(LOC: Fresno-Madera Fed Land)
		3.780%, 08/07/2007 (a) (b)	3,000,000
	1,000,000	Dallas Fort Worth Texas International Airport, JT Series - A
		5.000%, 11/01/2007	1,002,433
	18,700,000	Gulf Coast Industrial Development Authority Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project
		(LOC: Royal Bank of Scotland)
		3.740%, 08/01/2007 (a) (b)	18,700,000
	37,430,000	Gulf Coast Waste Disposal Authority Pollution Control Revenue, Amoco Oil Co. Project
		3.740%, 08/01/2007 (a) (b)	37,430,000
	1,600,000	Haltom City Industrial Development Corporation
		(LOC: Bank of America N.A.)
		3.740%, 08/07/2007 (a) (b)	1,600,000
	25,000,000	Harris County Texas Industrial Development Solid Waste Disposal Revenue, Deer Park Refining Series - A
		3.810%, 08/01/2007 (a) (b)	25,000,000
	5,000,000	Port Arthur Naval District Revenue, BASF Corporation
		3.780%, 08/01/2007 (a) (b)	5,000,000
	4,500,000	Port Arthur Naval District Revenue, Multi Mode Reference - Series C
		(CS: Total FINA ELF S.A.)
		3.750%, 08/07/2007 (a) (b)	4,500,000
	6,500,000	Port Corpus Christi Authority Nueces County Waste Disposal, Flint Hills Resources - Series A
		3.910%, 08/07/2007 (a) (b)	6,500,000
	9,500,000	Port Corpus Christi Authority Nueces County Waste Disposal, Flint Hills Resources LP
		(CS: Flint Hills Resources)
		3.930%, 08/07/2007 (a) (b)	9,500,000
	235,000	Saginaw Industrial Development Authority, Glad Investing Project
		(LOC: Bank One Texas N.A.)
		4.100%, 08/07/2007 (a) (b)	235,000
	2,870,000	San Marcos Texas Waterworks & Sewer Systems Revenue Bond
		(CS: FSA)
		5.125%, 08/15/2007 (a) (b)	2,871,270
	6,975,000	Trinity River Authority Solid Waste Disposal Revenue, Community Waste Disposal Project
		(LOC: Wells Fargo Bank NA)
		3.680%, 08/07/2007 (a) (b)	6,975,000
			134,053,703
	Utah - 0.2%
	2,500,000	Housing Corporation Multifamily Revenue, Todd Hollow Apartments - A
		(CS: AIG Retirement Services)
		3.830%, 08/07/2007 (a) (b)	2,500,000
			2,500,000
	Virginia - 0.2%
	1,000,000	Brunswick County Industrial Development Authority
		(LOC: Credit Suisse First Boston)
		3.950%, 08/07/2007 (a) (b)	1,000,000
	1,250,000	Surry County Industrial Development Authority Revenue, Windsor Mill
		(LOC: Wells Fargo Bank N.A.)
		3.710%, 08/07/2007 (a) (b)	1,250,000
			2,250,000
	Washington - 3.8%
	1,110,000	Economic Development Finance Authority Revenue, Belina Interiors Inc. - Series F
		(LOC: Keybank N.A.)
		3.820%, 08/07/2007 (a) (b)	1,110,000
	2,195,000	Economic Development Finance Authority Revenue, Green Garden Foods Project - A
		(LOC: Wells Fargo Bank N.A.)
		3.710%, 08/07/2007 (a) (b)	2,195,000
	1,400,000	Economic Development Finance Authority Revenue, Hillstrom Ventures LLC
		(LOC: U.S. Bank N.A.)
		3.730%, 08/07/2007 (a) (b)	1,400,000
	2,745,000	Economic Development Finance Authority Revenue, Wesmar Co. Inc., Project - Series F
		(LOC: U.S. Bank N.A.)
		3.820%, 08/07/2007 (a) (b)	2,745,000
	1,855,000	Economic Development Financial Authority Revenue, B&H Dental Laboratory Project - Series B
		(LOC: U.S. Bank N.A.)
		3.730%, 08/07/2007 (a) (b)	1,855,000
	775,000	Pierce County Economic Development Corp.
		(LOC: U.S. Bank N.A.)
		3.760%, 08/07/2007 (a) (b)	775,000
	2,500,000	Port Bellingham Industrial Development Corp. Environmental Facilities
		3.740%, 08/01/2007 (a) (b)	2,500,000
	6,125,000	Port Bellingham Industrial Development, Hempler Foods Group
		(LOC: Bank of Montreal)
		3.700%, 08/07/2007 (a) (b)	6,125,000
	8,910,000	Renton Housing Authority Multifamily Housing Revenue
		(CS: Citigroup)
		3.740%, 08/07/2007 (a) (b)	8,910,000
	3,480,000	State Economic Development Finance Revenue Bonds
		(LOC: Keybank N.A.)
		3.760%, 08/07/2007 (a) (b)	3,480,000
	7,970,000	State Housing Finance Community Multifamily Housing Revenue, RR-II-R873CE
		(CS: Citigroup)
		3.740%, 08/07/2007 (a) (b)	7,970,000
	4,100,000	State Housing Finance Community Multifamily Revenue, Park Vista Retirement Project - A
		(LOC: Bank of America NA)
		3.660%, 08/01/2007 (a) (b)	4,100,000
			43,165,000
	Wisconsin - 2.0%
	500,000	Elkhorn Industrial Development Revenue
		(LOC: U.S. Bank N.A.)
		3.950%, 08/07/2007 (a) (b)	500,000
	500,000	Farmington Industrial Development Revenue, Swiss Valley Farms Co.
		(LOC: Wells Fargo Bank N.A.)
		3.710%, 08/07/2007 (a) (b)	500,000
	3,005,000	Fox Lake Redevelopment Authority Revenue, Karavan Trailers Inc.
		(LOC: Associated Bank N.A.)
		3.890%, 08/07/2007 (a) (b)	3,005,000
	1,180,000	Franklin Industrial Development Revenue, Howard Henz Co., Inc.
		(LOC: Associated Bank N.A.)
		3.940%, 08/07/2007 (a) (b)	1,180,000
	1,750,000	Franklin Industrial Development Revenue, Smyczek/ECS Project
		(LOC: Wells Fargo Bank N.A.)
		3.950%, 08/07/2007 (a) (b)	1,750,000
	4,110,000	Hull Industrial Development Revenue, Welcome Dairy, Inc.
		(LOC: Associated Bank N.A.)
		3.860%, 08/07/2007 (a) (b)	4,110,000
	5,500,000	Lancaster Industrial Development Revenue
		(LOC: Associated Bank N.A.)
		3.700%, 08/07/2007 (a) (b)	5,500,000
	1,820,000	Reedsburg Industrial Development Revenue, Cellox LLC
		(LOC: Associated Bank N.A.)
		3.940%, 08/07/2007 (a) (b)	1,820,000
	1,550,000	Rhinelander Industrial Development Revenue, Superior Diesel/SDI Properties
		(LOC: Associated Bank N.A.)
		3.940%, 08/07/2007 (a) (b)	1,550,000
	1,300,000	Sheboygan Industrial Development Revenue, Polyfab & Gill-Janssen
		(LOC: Associated Bank N.A.)
		3.890%, 08/07/2007 (a) (b)	1,300,000
	200,000	Sturgeon Bay Industrial Development Revenue, Midwest Wire Realty
		(LOC: Associated Bank N.A.)
		3.960%, 08/07/2007 (a) (b)	200,000
	850,000	Wood River Industrial Development Revenue, Burnett Dairy
		(LOC: U.S. Bank N.A.)
		3.810%, 08/07/2007 (a) (b)	850,000
			22,265,000
	Wyoming - 0.2%
	1,700,000	Sweetwater County Environment Improvement Revenue, Pacificorp Projects
		(LOC: Barclays Bank PLC)
		3.790%, 08/01/2007 (a) (b)	1,700,000
			1,700,000
		Total Municipal Bonds	1,111,639,690

	Cash - 1.6%
	25,054	SEI Tax Exempt Trust - Institutional Tax Free Portfolio - A	25,054
	7,512,000	Clipper Tax-Exempt Certificate Trust	7,512,000
	10,000,000	Clipper Tax-Exempt Certificate Trust	10,000,000
		Total Cash	17,537,054
		Total Investments (Cost $1,129,176,744) - 99.9%	1,129,176,744
		Other Assets in Excess of Liabilities - 0.1%	801,552
		TOTAL NET ASSETS - 100.0%	$1,129,978,296

(a)	Variable Rate Security - The rate reported is the rate in effect as of July 31,2007. The date shown is the next reset date.
(b)	Maturity date represents first available put date.
(c)	Put Bond
(d)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions from registration,
	normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established
	by the Board of Trustees.
CS - Credit Support
LOC - Letter of Credit
SPA - Standby Purchase Agreement

Schedule of Investments
July 31, 2007 (Unaudited)
Alpine Tax Optimized Income

	Principal
	Amount		Value
	Municipal Bonds - 94.6%
	Alabama - 8.4%
	1,050,000	Mcintosh Industrial Development Board Environmental
		Revenue, CIBC Specialty
		3.890%, 08/01/2007 (a)(b)	$1,050,000
	500,000	Pell City Alabama Special Care Facility, Noland Health Services Inc., Series - A
		5.000%, 12/01/2007	501,120
	2,000,000	Phenix City Water & Sewer Revenue, Taxable Series - B
		(CS: XLCA)
		5.350%, 08/02/2007 (a)(b)	2,000,000
	1,000,000	Tuscaloosa Alaska Educational Building Authority, Sillman College Project, Series - A
		5.000%, 06/01/2008	1,006,380
			4,557,500
	Colorado - 0.9%
	500,000	Walker Field Public Airport Authority
		4.100%, 12/01/2008	499,145
	Florida - 2.2%
	1,200,000	Lee County Industrial Development Authority
		5.000%, 11/15/2007 (a)(b)	1,201,584
	Guam - 0.9%
	500,000	Education Financing Foundation, Public Schools Facilities Project, Series - A
		5.000%, 10/01/2007	500,845
	Illinois - 2.0%
	500,000	Financial Authority Solid Waste Revenue, Republic Services
		3.890%, 08/07/2007 (a)(b)	500,000
	580,000	Montgomery & Bond Counties Community District No. 003
		(CS: FSA)
		6.000%, 12/01/2007	580,655
			1,080,655
	Indiana - 3.7%
	2,000,000	Vigo County Industrial Development Revenue Republic Services, Inc.
		3.980%, 08/07/2007 (a)(b)	2,000,000
	Kansas - 1.2%
	680,000	Lenexa Health Care Facility Revenue
		5.000%, 05/15/2008	682,176
	Kentucky - 0.9%
	515,000	Shelby County Industrial Building Revenue, Roll Forming Corp.
		(LOC: Bayerische)
		4.100%, 08/07/2007 (a)(b)	515,000
	Louisiana - 5.4%
	750,000	Caddo-Bossier Parishes Port Commission, Shreveport Fabrications
		(LOC: Hibernia National Bank)
		4.640%, 08/07/2007 (a)(b)	750,000
	2,200,000	Jefferson Parish Industrial Development Board
		3.880%, 08/01/2007 (a)(b)	2,200,000
			2,950,000
	Massachusetts - 16.9%
	935,000	State Industrial Finance Agency Revenue, Asahi/America, Inc.
		(LOC: Citizens Bank of Massachusetts)
		3.125%, 03/01/2009 (d)	919,647
	3,000,000	State Port Authority Revenue Bonds, Delta Air Lines Series - C
		(CS: AMBAC)
		4.330%, 08/30/2007 (a)(b)(e)	3,000,000
	5,300,000	State Port Authority Revenue Bonds, Delta Air Lines Series - B
		(CS: AMBAC)
		4.250%, 08/30/2007 (a)(b)(e)	5,300,000
			9,219,647
	Minnesota - 2.5%
	1,360,000	St. Cloud Housing & Redevelopment Authority Industrial
		Development Revenue, CMMB LLP
		(LOC: Bremer Bank)
		4.210%, 08/07/2007 (a)(b)	$1,360,000
	Multistate - 10.4%
	555,000	Revenue Bond Certificates Series Trust, 2007-4 Taxable
		(CS: AIG)
		5.520%, 08/07/2007 (a)(b)	555,000
	5,100,000	Theop LLC
		(Acquired 7/25/2007, Cost $5,100,000)
		6.000%, 08/30/2007 (a)(b)(e)(f)	5,100,000
			5,655,000
	New Jersey - 15.8%
		Bayonne General Obligation Notes
	1,000,000	5.000%, 09/19/2007	1,000,820
	1,292,000	4.750%, 10/26/2007	1,293,486
	2,500,000	Camden County Import Authority Revenue
		(LOC: JP Morgan Chase Bank)
		5.330%, 08/01/2007 (a)(b)	2,500,000
	1,000,000	Economic Development Authority Revenue Floats Series-980
		(CS: Morgan Stanley)
		4.010%, 08/07/2007 (a)(b)	1,000,000
	230,000	Health Care Facility, Trinitas Hospital, Series - B, Taxable
		6.500%, 07/01/2012	230,028
	1,035,000	Tobacco Settlement Finance Corp.
		5.750%, 06/01/2012	1,101,695
	1,500,000	Wanaque Valley Regional Sewage Authority
		4.750%, 09/28/2007	1,501,142
			8,627,171
	New York - 2.0%
	590,000	Seneca County Industrial Development Agency Civic Facility Revenue, Chiropractic College
		5.000%, 10/01/2009	600,968
	500,000	Westchester Tobacco Asset Securitization Corp.
		5.000%, 06/01/2015	503,830
			1,104,798
	North Carolina - 1.9%
		Medical Care Commission Health Care Facilities Revenue, Salemtowne
	335,000	4.200%, 10/01/2007	334,853
	675,000	4.250%, 10/01/2008	673,076
			1,007,929
	Ohio - 1.3%
	585,000	Portage County Industrial Development Revenue
		(LOC: Huntington National Bank)
		4.100%, 08/07/2007 (a)(b)	585,000
	110,000	Summit County Industrial Development Revenue, LKL Properties, Inc.
		(LOC: First Merit Bank N.A.)
		4.180%, 08/07/2007 (a)(b)	110,000
			695,000
	Oklahoma - 1.8%
	1,000,000	Cherokee Nation Of Oklahoma National Healthcare System
		(CS: ACA)
		(Acquired 12/18/2006, Cost $1,000,000)
		4.100%, 12/01/2011 (f)	991,740
	Puerto Rico - 4.4%
		Puerto Rico GDB
	1,400,000	4.250%, 08/15/2007 (c)	1,400,000
	1,000,000	4.250%, 08/15/2007 (c)	1,000,000
			2,400,000
	Pennsylvania - 4.1%
	1,015,000	Erie County Industrial Development Authority Revenue Bonds
		(LOC: First National Bank of Pennsylvania)
		4.410%, 08/07/2007 (a)(b)	1,015,000
	1,200,000	Schuylkill County Industrial Development Authority, WPS Westwood Project
		3.870%, 08/07/2007 (a)(b)	1,200,000
			2,215,000
	Texas - 7.5%
	100,000	Dallas Industrial Development Corp
		(LOC: LASalle Bank N.A.)
		4.125%, 08/07/2007 (a)(b)	$100,000
	2,000,000	Gulf Coast Industrial Development Authority Revenue Bonds
		(CS: Cinergy Corporation)
		4.130%, 08/07/2007 (a)(b)	2,000,000
	1,960,000	Revenue Bond Certificates Series Trust, Heather Lane - Taxable
		(CS: AIG)
		5.520%, 08/07/2007 (a)(b)	1,960,000
			4,060,000
	Virginia - 0.4%
	225,000	Ashland Industrial Development Authority, Taxable Wood Cabinet - Series B
		(LOC: Regions Bank)
		5.540%, 08/07/2007 (a)(b)	225,000
		Total Municipal Bonds	51,548,190
	Special Purpose Entity - 3.3%
	1,800,000	Catholic High School of New Iberia
		5.840%, 08/07/2007 (a)(b)	1,800,000
		Total Special Purpose Entity	1,800,000
	Short-Term Investments - 1.0%
	521,731	Federated Government Obligations Fund	521,731
		Total Short-Term Investments	521,731
		Total Investments (Cost $53,786,630) - 98.9%	53,869,921
		Other Assets in Excess of Liabilities - 1.1%	594,086
		TOTAL NET ASSETS - 100.0%	$54,464,007

Percentages are stated as a percent of net assets.

(a)	Variable Rate Security- The rate reported is the rate in effect as of July 31, 2007. The date shown is the next reset date.
(b)	Maturity date represents first put date.
(c)	Commercial Paper
(d)	Put Bond
(e)	Auction Rate Note
(f)	Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions from registration, normally
	to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
CS--Credit Support
LOC--Letter of Credit

Disclosure #2 (using current book numbers with previous year’s tax adjustment):

The cost basis of investments for federal income tax purposes at July 31, 2007 was as follows*:

Municipal
Money Market Fund
Cost of investments	$1,129,176,744
Gross unrealized appreciation	0
Gross unrealized depreciation	0
Net unrealized depreciation	$0

Tax Optimized
Income Fund
Cost of investments	$53,786,630
Gross unrealized appreciation	114,060
Gross unrealized depreciation	(30,769)
Net unrealized depreciation	$83,291

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpine Income Trust

By (Signature and Title)   /s/ Samuel A. Leiber, President
                                                   Samuel A. Lieber, President

Date        09/26/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Samuel A. Leiber, President
                                                   Samuel A. Lieber, President

Date        09/26/07

By (Signature and Title)*  /s/ Sheldon Flamm, Treasurer
                                                    Sheldon Flamm, Treasurer

Date        09/26/07

* Print the name and title of each signing officer under his or her signature.